Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Accounts receivable, net
Subtotal	¥ 494,093		¥ 354,490
Allowance for doubtful accounts:
Balance at beginning of the year	(52,776)		(33,888)
Reversal/(Provision)	17,118	$ 2,686	9,131	¥ (229,531)
Balance at end of the year	(32,289)		(52,776)	(33,888)
Total	459,128		334,529		$ 72,047
Trade Accounts Receivable
Allowance for doubtful accounts:
Balance at beginning of the year	(19,961)		(111,778)
Adoption of Topic 326(Note 2(ad))	0		(64,794)
Write-offs/(Collected)	(11,788)		130,998
Reversal/(Provision)	3,216		25,613
Balance at end of the year	(34,965)		(19,961)	¥ (111,778)
Other trade receivables
Accounts receivable, net
Subtotal	2,482		36,341
Others
Accounts receivable, net
Subtotal	33,332		29,008
Receivables for logistics and warehousing services rendered
Accounts receivable, net
Subtotal	233,457		133,367
Receivables from payment platform
Accounts receivable, net
Subtotal	¥ 224,822		¥ 155,774